Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 13,377,077	₩ 12,933,460
Acquisition	3,798,576	3,866,027
Disposal	(145,380)	(264,877)
Transfer	(265,978)	(252,250)
Depreciation	(3,103,087)	(3,151,339)
Impairment	(2,772)	(1,745)
Business Combination	1,339	247,801
Spin-off	2,186,719
Ending balance	12,871,259	13,377,077
Parent Company [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Spin-off	(788,516)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,039,323	981,389
Acquisition	634	525
Disposal	(21,557)	(20,415)
Transfer	24,789	37,532
Business Combination		40,292
Spin-off	(70,389)
Ending balance	972,800	1,039,323
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	858,606	867,408
Acquisition	3,919	3,034
Disposal	(9,706)	(21,811)
Transfer	47,612	48,160
Depreciation	(55,818)	(55,215)
Business Combination	639	17,030
Spin-off	(50,799)
Ending balance	794,453	858,606
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	317,403	347,069
Acquisition	2,482	2,542
Disposal	(6,124)	(4,417)
Transfer	16,546	9,167
Depreciation	(37,968)	(36,995)
Business Combination		37
Spin-off	(1,060)
Ending balance	291,279	317,403
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,376,212	7,924,392
Acquisition	593,225	553,052
Disposal	(44,477)	(32,369)
Transfer	1,816,003	2,180,445
Depreciation	(2,394,351)	(2,419,522)
Impairment	(1,054)	(1,745)
Business Combination		171,959
Spin-off	(347,631)
Ending balance	7,997,927	8,376,212
Other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	653,616	731,066
Acquisition	830,277	945,499
Disposal	(2,286)	(6,486)
Transfer	(607,271)	(817,819)
Depreciation	(180,980)	(203,376)
Impairment	(495)
Business Combination	193	4,732
Spin-off	(205,338)
Ending balance	487,716	653,616
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,472,035	1,326,628
Acquisition	672,723	736,157
Disposal	(60,159)	(163,217)
Transfer	(9,610)
Depreciation	(433,970)	(436,231)
Impairment	(1,223)
Business Combination	507	8,698
Spin-off	(80,970)
Ending balance	1,559,333	1,472,035
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	659,882	755,508
Acquisition	1,695,316	1,625,218
Disposal	(1,071)	(16,162)
Transfer	(1,554,047)	(1,709,735)
Business Combination		5,053
Spin-off	(32,329)
Ending balance	₩ 767,751	₩ 659,882